STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
Class of Stock [Line Items]
Schedule of redeemable common stock

Redeemable common stock, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Redeemable common stock, November 30, 2025	300,000
Less: transfer to permanent equity	(300,000)
Redeemable common stock, February 28, 2026	$—

Common stock subject to possible redemption, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Common stock subject to possible redemption, November 30, 2025	$300,000

Schedule of warrants activity

As of February 28, 2026, the continuity of share purchase warrants is as follows:

	Number of	Weighted Average	Remaining
	warrants	Exercise price	life (Years)
Balance, November 30, 2025	—	$—	—
Issued for PIPE financing	2,500,000	12.00	4.99
Issued on reverse recapitalization (Note 4)	20,922,133	11.50	4.99
Balance, February 28, 2026	23,422,133	$11.55	4.99

As of February 28, 2026, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
2,500,000	$12.00	February 24, 2031
20,922,133	$11.50	February 24, 2031
23,422,133

Common stock, subject to possible redemption
Class of Stock [Line Items]
Schedule of redeemable common stock

Redeemable common stock, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Redeemable common stock, November 30, 2025	300,000
Less: transfer to permanent equity	(300,000)
Redeemable common stock, February 28, 2026	$—

Series A cumulative preferred stock, redeemable
Class of Stock [Line Items]
Schedule of redeemable common stock

Redeemable Series A Cumulative Convertible Preferred Stock, November 30, 2025	$—
Gross proceeds	29,700,000
Allocation to warrant liability (Note 11)	(4,174,276)
Accretion	8,480
Redeemable Series A Cumulative Convertible Preferred Stock, February 28, 2026	$25,534,204